Financial Instruments - Additional Information (Detail) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 29, 2013	Jun. 30, 2013	Sep. 23, 2012	Sep. 29, 2013	Sep. 23, 2012	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010	Dec. 30, 2012 Interest Rate Contracts [Member] Designated as Hedging Instrument [Member] Cash Flow Hedging	Sep. 29, 2013 Interest Rate Contracts [Member] Designated as Hedging Instrument [Member] Cash Flow Hedging	Apr. 04, 2013 Interest Rate Contracts [Member] Designated as Hedging Instrument [Member] Cash Flow Hedging
Derivative [Line Items]
Ineffective portion of the change in fair value recognized directly in earning, estimated for next twelve months									$ 2,908,000
Notional amount									900,000,000	1,333,000,000	650,000,000
Gain (Loss) on Discontinuation of Interest Rate Cash Flow Hedge Due to Forecasted Transaction Probably of Not Occurring, Pretax		2,800,000
Gain (Loss) on Discontinuation of Interest Rate Cash Flow Hedge Due to Forecasted Transaction Probable of Not Occurring, Net		1,700,000
Deferred income taxes	$ 24,273,000	$ 9,070,000	$ 4,653,000	$ 33,226,000	$ 2,637,000	$ 30,929,000	$ 20,524,000	$ 4,382,000